Financial Risk Management - Schedule of Maturity profile (Details) - VEON Holdings B.V. [Member] - USD ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Schedule of Maturity profile [Line Items]
Bond liabilities principal amount		$ 585	$ 597
Bond liabilities accrued interest		6	5
Total lease liabilities	[1]	461	463
Trade and other payables	[2]	110	95
Customer associated financial liabilities		29	25	[2]
Loans		8	3
Total financial liabilities		1,199	1,188
Demand and less than 3 months [Member]
Schedule of Maturity profile [Line Items]
Bond liabilities principal amount
Bond liabilities accrued interest
Total lease liabilities	[1]	20	20
Trade and other payables	[2]	110	95
Customer associated financial liabilities		29	25	[2]
Loans
Total financial liabilities		159	140
3 months to 12 months [Member]
Schedule of Maturity profile [Line Items]
Bond liabilities principal amount		585
Bond liabilities accrued interest		6	5
Total lease liabilities	[1]	62	60
Trade and other payables	[2]
Customer associated financial liabilities				[2]
Loans		8	3
Total financial liabilities		661	68
12 months to 5 years [Member]
Schedule of Maturity profile [Line Items]
Bond liabilities principal amount			597
Bond liabilities accrued interest
Total lease liabilities	[1]	305	301
Trade and other payables	[2]
Customer associated financial liabilities				[2]
Loans
Total financial liabilities		305	898
More than 5 years [Member]
Schedule of Maturity profile [Line Items]
Bond liabilities principal amount
Bond liabilities accrued interest
Total lease liabilities	[1]	74	82
Trade and other payables	[2]
Customer associated financial liabilities				[2]
Loans
Total financial liabilities		$ 74	$ 82

[1]	Lease liabilities in the maturity profile presents undiscounted future value of payments, however, Statement of financial position shows present/discounted value of lease liabilities.
[2]	Customer associated financial liabilities are part of Trade and other payables